COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments [Abstract]
Disclosure of maturity analysis for commitments

	2018	2019	2020	2021	2022	Thereafter	Total
Long term debt (1)	$—	$164.9	$118.3	$—	$127.6	$199.7	$610.5
Interest payments on long term debt (2)	39.6	33.8	23.7	20.2	18.6	22.1	158.0
Operating leases (3)	7.1	9.3	9.7	9.6	9.6	18.7	64.0
Pipeline transportation	27.8	28.2	29.7	30.1	30.2	76.3	222.3
Other	14.0	0.3	0.3	0.2	0.2	3.5	18.5
	$88.5	$236.5	$181.7	$60.1	$186.2	$320.3	$1,073.3

(1)	The debt repayment includes foreign denominated fixed rate debt translated using the year end exchange rate and excludes related foreign exchange risk management contracts.

(2)	Interest payments are calculated at fixed rate debt interest rates and December 31, 2017 period end exchange rate.

(3)	Includes office rent and other commitments.